Transactions With Related Parties (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 16, 2015
Related Party Transaction [Line Items]
Management fees		$ 60,000	$ 43,974
Management fees included in accounts payable and accrued liabilities		5,000
Stock options granted to directors and officers				5,250,000
Stock options granted to directors and officers, Value	$ 260,439
Options amortized and included in comprehensive loss		79,566
Company Controlled By Director And Corporate Secretary [Member]
Related Party Transaction [Line Items]
Management fees		36,000
Company Controlled By Director And CFO [Member]
Related Party Transaction [Line Items]
Management fees		$ 24,000	$ 20,658
Former Directors
Related Party Transaction [Line Items]
Management fees			$ 23,316